33. Financial instruments and risk management (Details 5) - Interest Rate Risk [member] R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)
Short-Term Investments Net of Financial Debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Risk	CDI rate drop	[1]
Reference rates	1.90%	[1]
Exposure amount (probable scenario)	R$ (565,397)	[1],[2]
Short-Term Investments Net of Financial Debt [member] | Possible Favorable Scenario (-25%) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Possible adverse scenario	1,179
Short-Term Investments Net of Financial Debt [member] | Remote Favorable Scenario (-10%) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Possible adverse scenario	426
Short-Term Investments Net of Financial Debt [member] | Possible Adverse Scenario (+25%) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Possible adverse scenario	(426)
Short-Term Investments Net of Financial Debt [member] | Remote Adverse Scenario (+10%) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Possible adverse scenario	R$ (1,179)
Short And Long Term Debt Net Of Short Term Investments [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Risk	Libor rate increase	[1]
Reference rates	0.08%	[1]
Exposure amount (probable scenario)	R$ 3,201,557	[1],[2]
Short And Long Term Debt Net Of Short Term Investments [member] | Possible Favorable Scenario (-25%) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Possible adverse scenario	(622)
Short And Long Term Debt Net Of Short Term Investments [member] | Remote Favorable Scenario (-10%) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Possible adverse scenario	(249)
Short And Long Term Debt Net Of Short Term Investments [member] | Possible Adverse Scenario (+25%) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Possible adverse scenario	622
Short And Long Term Debt Net Of Short Term Investments [member] | Remote Adverse Scenario (+10%) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Possible adverse scenario	R$ 249

[1]	Refers to the sum of the amounts invested and raised in the financial market and indexed to the CDI and Libor rates.
[2]	Book balances recorded as of December 31, 2020.